Calvert Global Water Fund
Calvert Global Water Fund
Investment Objective
The Fund seeks to track the performance of the Calvert Global Water Research Index (the “Index”).
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund, which are not reflected below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial professional and under “Sales Charges” on page 51 of this Prospectus and page 8 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Calvert Global Water Fund	Class A		Class C		Class I
Maximum sales charge (load) on purchases (as a % of offering price)	4.75%		none		none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	none	[1]	1.00%	[2]	none
[1]	Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder's fee has been paid are subject to a one-year contingent deferred sales charge of 0.80%.
[2]	Applies to redemptions of Class C shares within one year of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Calvert Global Water Fund		Class A	Class C	Class I
Management fees		0.85%	0.85%	0.85%
Distribution and service (12b-1) fees		0.25%	1.00%	none
Other expenses		0.36%	0.32%	0.27%
Total annual fund operating expenses		1.46%	2.17%	1.12%
Less fee waiver and/or expense reimbursement	[1]	(0.18%)	(0.14%)	(0.19%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.28%	2.03%	0.93%
[1]	Calvert Research and Management ("CRM") has agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.28% for Class A, 2.03% for Class C and 0.93% for Class I. This expense reimbursement will continue through January 31, 2019. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Calvert Global Water Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	599	898	1,218	2,124
Class C	306	666	1,152	2,492
Class I	95	337	599	1,346

Expense Example, No Redemption - Calvert Global Water Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	599	898	1,218	2,124
Class C	206	666	1,152	2,492
Class I	95	337	599	1,346

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of its portfolio’s average value.

Principal Investment Strategies

The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Index. The Fund concentrates (invests more than 25% of its total assets) in the water industry and normally invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies whose main business is in the water industry or that are significantly involved in water-related services or technologies. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The companies in which the Fund invests operate businesses, business units or business lines that (i) provide clean drinkable water or wastewater management, (ii) manufacture products, such as pumps, pipes and valves, and provide services that help to cultivate clean water infrastructure systems, (iii) manufacture products or provide services related to the construction, planning, design, or engineering of infrastructure that improves water efficiency and/or delivery, (iv) develop, manufacture, distribute and/or install equipment or technologies for the treatment, separation and purification of water, including membranes, ultra-violet, desalination, filtration, ion exchange, and biological treatment, (v) offer technologies that promote water conservation and the efficient use of water, such as metering or recycling, (vi) are leaders in water efficiency or water re-use in high-intensity water industries, or (vii) provide innovative solutions to global water challenges. The Fund invests primarily in common stocks.

The Fund invests in securities of all market capitalizations, but it may contain more small- and mid-cap stocks than large-cap stocks because many companies operating in the water industry are at a relatively early stage of development. Up to 4% of the Fund may be invested in High Social Impact Investments and Special Equities that provide financing to address global water challenges.

The Fund may invest in American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”). The Fund may also lend its securities.

Calvert Global Water Research Index. CRM will derive the index universe for the Index by identifying companies that manage water use in a sustainable manner or that are actively engaged in expanding access to water, improving water quality, promoting efficient use of water, or providing solutions that address other global water challenges (the “Index Universe”). Companies must satisfy minimum equity market capitalization and liquidity thresholds and be significantly involved in water-related business activities in order to be eligible for inclusion in the Index Universe. CRM selects Index components from the Index Universe that operate their businesses in a manner consistent with the Calvert Principles for Responsible Investment (the “Calvert Principles”). The Calvert Principles serve as a framework for considering environmental, social and governance (“ESG”) factors that may affect investment performance. The Index is owned by CRM, which also serves as investment adviser to the Fund. A company is significantly involved in water-related business activities if (i) at least 30 percent of its total annual revenue or earnings is derived from business activities in either the water utilities or water distribution sectors (“Water Utilities”), the water infrastructure sector (“Water Infrastructure Providers”), or water treatment or water technology sectors (“Water Technology Providers”), (ii) it is a leader in water efficiency or water re-use in a water-intensive industry, which may include the food products, paper and semiconductor industries (“Water Use Leaders”), or (iii) it provides innovative solutions that address global water challenges, as outlined by the relevant United Nations’ Sustainable Development Goals (“Water Innovators”). To be included in the Index Universe, Water Utilities, Water Infrastructure Providers, Water Technology Providers and Water Use Leaders must have, at the time of each Index reconstitution, a minimum market capitalization of $200 million, a minimum float-adjusted market capitalization of $150 million, and a 20-day average daily trading volume of at least $750,000 on their primary exchange. To be included in the Index Universe, Water Innovators must have, at the time of each Index reconstitution, a minimum market capitalization of $50 million, float that equals or exceeds 30% of the issued and outstanding shares of the company, and a 20-day average daily trading volume of at least $300,000 on their primary exchange.

At each Index reconstitution and rebalance, Water Utilities, Water Infrastructure Providers, and Water Technology Providers are each allocated 25% of the Index, and stocks of companies classified in these categories are weighted based on their free float, natural log-weighted market capitalization within each category. This weighting methodology seeks to limit the potential for large-cap and mega large-cap names to dominate the Index while allowing for increased exposure to small-cap and micro-cap names. At each Index reconstitution and rebalance, the Water Use Leaders and Water Innovators are, together, allocated 25% of the Index and stocks of companies classified in these categories are equal weighted. CRM will select a maximum of 50 companies across the Water Use Leaders and Water Innovators categories. Within the Water Use Leaders category, CRM will select a maximum of three companies from each water intensive industry. Emerging market companies are limited to a 20% weight in the Index. The maximum weight of any individual security in the Index is 5%. The number of companies in the Index will change over time due to CRM’s evaluation of an issuer relative to the Calvert Principles or corporate actions involving companies in the Index. The Index is reconstituted annually and is rebalanced quarterly.

At each Index reconstitution and rebalance, at least 40% of the total market value of the Index will be comprised of non-U.S. securities. Securities will be considered non-U.S. securities based on an analysis of various criteria, including a company’s principal place of business, the primary exchange on which the security is traded, and the country in which the greatest percentage of company revenue is generated. All Index components must be listed on a stock exchange in either a developed country or an emerging market country.

At each Index reconstitution and rebalance, at least 40% of the total market value of the Index will have economic exposure to the water industry through (i) the percentage of revenues or earnings of the Index components that are generated from water-related products, services or technologies or (ii) the percentage of assets of the Index components that are utilized to produce those products, deliver those services, or deploy those technologies.

Indexing. An index is a group of securities whose overall performance is used as a standard to measure investment performance. An index (or “passively managed”) fund tries to match, as closely as possible, the performance of an established target index. An index fund’s goal is to mirror the target index whether the index is going up or down.

The Fund uses a replication method of indexing. If Fund assets should ever decline to below $5 million, it may use the sampling method. The replication method involves holding every security in the Index in about the same proportion as the Index. The sampling method involves selecting a representative number of securities that will resemble the Index in terms of key risk and other characteristics.

Principal Risks

Market Risk. The value of investments held by the Fund may increase or decrease in response to economic, political and financial events (whether real, expected or perceived) in the U.S. and global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, such as decreases or increases in short-term interest rates, could cause high volatility in markets.

Tracking Error Risk. Tracking error risk refers to the risk that the Fund’s performance may not match or correlate to that of the Index it attempts to track, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the Index, rounding of share prices, changes to the composition of the Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error risk may cause the Fund’s performance to be less than expected.

Passive Investment Risk.  The Fund expects to hold common stocks of each company in the Index regardless of their current or projected performance.  Maintaining investments regardless of market conditions or the performance of individual investments could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Water-Related Investing Risk. Because the Fund concentrates its investments in companies in the water industry, the value of Fund shares may be affected by events that adversely affect that industry, such as a water availability, climate changes and events, new technologies, changes in water consumption and water conservation, and may fluctuate more than that of a fund that does not concentrate in water-related companies.

Equity Securities Risk. The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations; and other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines in value, the value of the Fund’s equity securities will also likely decline. Although prices can rebound, there is no assurance that values will return to previous levels.

Foreign Investment Risk. Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States, and as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.

Emerging Markets Investment Risk. Investment markets in emerging market countries are typically smaller, less liquid and more volatile than developed markets, and emerging market securities often involve greater risks than developed market securities.

Currency Risk. Exchange rates for currencies fluctuate daily. The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the U.S. dollar. Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

Smaller Company Risk. The stocks of smaller and mid-sized companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies. Such companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially more difficult to value. The foregoing risks are more significant for micro-cap companies.

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral if the borrower fails financially. The Fund could also lose money if the value of the collateral decreases.

Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy. The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. An investment’s ESG performance or the investment adviser’s assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment criteria. In evaluating an investment, the investment adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG factors relevant to a particular investment. Successful application of the Fund’s responsible investment strategy will depend on the investment adviser’s skill in properly identifying and analyzing material ESG issues.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compared with those of a spliced benchmark and two broad-based securities market indices. The return in the bar chart is for Class A shares and does not reflect a sales charge. If the sales charge was reflected, the return would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Effective December 31, 2016, CRM became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.  Performance for all periods has been calculated by CRM, the Fund’s current administrator, in accordance with applicable requirements.  The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.calvert.com.

During the period from December 31, 2008 to December 31, 2017, the highest quarterly total return for Class A was 25.55% for the quarter ended June 30, 2009 and the lowest quarterly return was -15.39% for the quarter ended September 30, 2011.

Average Annual Total Returns as of December 31, 2017
Average Annual Total Returns - Calvert Global Water Fund	One Year	Five Years	Life of Fund	Inception Date
Class A	13.23%	6.88%	7.00%	Sep. 30, 2008
Class A | After Taxes on Distributions	12.98%	5.75%	5.87%
Class A | After Taxes on Distributions and Sales	7.69%	4.91%	5.23%
Class C	16.92%	7.11%	6.64%	Sep. 30, 2008
Class I	19.30%	8.32%	7.78%	Sep. 30, 2008
Calvert Global Water Research Spliced Benchmark	20.52%	13.13%	6.26%
S-Network Global Water Index (reflects no deduction for fees, expenses or taxes)	20.75%	13.10%	9.56%
MSCI All Country World Index (reflects net dividends, which reflects the deduction of withholding taxes)	23.97%	10.79%	8.43%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Effective April 11, 2016, the Fund changed its Investment Objective and Principal Investment Strategies to track the Calvert Global Water Research Index and implement the Calvert Principles for Responsible Investment. Prior to April 11, 2016, the Fund employed an active management strategy. Class A, Class C and Class I commenced operations on September 30, 2008. The Calvert Global Water Research Spliced Benchmark is comprised of the S-Network Global Water Index prior to May 31, 2016, and the Calvert Global Water Research Index thereafter. The Calvert Global Water Research Index incepted on February 5, 2016. Its cumulative total return from inception through December 31, 2017 was 22.87%. (Source for the MSCI All Country World Index: MSCI.) MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Investors cannot invest directly in an Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.